Financial Highlights	12 Months Ended
Dec. 31, 2015
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Financial Highlights
7.	Financial Highlights:

Financial highlights for the limited partner class as a whole for the years ended December 31, 2015, 2014 and 2013 are as follows:

Charter Campbell

	2015	2014	2013

Net realized and unrealized gains (losses)	$0.07	$2.85	$1.69
Net investment loss	(0.71)	(0.67)	(0.84)

Increase (decrease) for the year	(0.64)	2.18	0.85
Net asset value per Unit, beginning of year	12.72	10.54	9.69

Net asset value per Unit, end of year	$12.08	$12.72	$10.54

Ratio to average net assets:
Net investment loss (1)	(5.6)%	(6.5)%	(8.1)%

Operating expenses before incentive fees	5.6%	6.6%	8.1%
Incentive fees	-	-	-

Operating expenses after incentive fees	5.6%	6.6%	8.1%

Total return:
Total return before incentive fees	(5.0)%	20.7%	8.8%
Incentive fees	-	-	-

Total return after incentive fees	(5.0)%	20.7%	8.8%

(1)	Interest income less total expenses

The above ratios and total return may vary for individual investors based on the timing of capital transactions during the year. Additionally, these ratios are calculated for the limited partner class using the limited partners’ share of income, expenses and average net assets.

Charter Aspect

	2015	2014	2013

Net realized and unrealized gains (losses)	$2.69	$5.83	$(0.27)
Net investment loss	(1.29)	(1.01)	(1.29)

Increase (decrease) for the year	1.40	4.82	(1.56)
Net asset value per Unit, beginning of year	21.09	16.27	17.83

Net asset value per Unit, end of year	$22.49	$21.09	$16.27

Ratio to average net assets:
Net investment loss (1)	(6.0)%	(6.2)%	(7.7)%

Operating expenses before incentive fees	5.5%	6.2%	7.7%
Incentive fees	0.5	-	-

Operating expenses after incentive fees	6.0%	6.2%	7.7%

Total return:
Total return before incentive fees	7.1%	29.6%	(8.7)%
Incentive fees	(0.5)	-	-

Total return after incentive fees	6.6%	29.6%	(8.7)%

(1)	Interest income less total expenses

The above ratios and total return may vary for individual investors based on the timing of capital transactions during the year. Additionally, these ratios are calculated for the limited partner class using the limited partners’ share of income, expenses and average net assets.

Charter WNT

	2015	2014	2013

Net realized and unrealized gains (losses)	$0.71	$3.42	$1.72
Net investment loss	(1.05)	(1.10)	(0.87)

Increase (decrease) for the year	(0.34)	2.32	0.85
Net asset value per Unit, beginning of year	14.54	12.22	11.37

Net asset value per Unit, end of year	$14.20	$14.54	$12.22

Ratio to average net assets:
Net investment loss (1)	(7.2)%	(8.7)%	(7.5)%

Operating expenses before incentive fees	5.5%	6.2%	7.6%
Incentive fees	1.7	2.5	-

Operating expenses after incentive fees	7.2%	8.7%	7.6%

Total return:
Total return before incentive fees	(0.6)%	21.6%	7.5%
Incentive fees	(1.7)	(2.6)	-

Total return after incentive fees	(2.3)%	19.0%	7.5%

(1)	Interest income less total expenses

The above ratios and total return may vary for individual investors based on the timing of capital transactions during the year. Additionally, these ratios are calculated for the limited partner class using the limited partners’ share of income, expenses and average net assets.